Stern Brothers [Member] Average Annual Total Returns - Stern Brothers - Stern Brothers Shares	12 Months Ended	29 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	4.67%
Performance Inception Date		Aug. 01, 2022